Investment in Joint Venture - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 19, 2007
Schedule of Equity Method Investments [Line Items]
Cash dividends received, recorded as reduction in Company's investment in joint venture	$ 452	$ 500	$ 1,000	$ 500	$ 566
Equity income, net of tax	1,148	736	995	888	1,530
Dowa - Olin Metal Corporation [Member]
Schedule of Equity Method Investments [Line Items]
Interest in joint venture	50.00%		50.00%
Carrying value as a result of bargain purchase event						0
Negative basis difference	5,192		5,735	6,459		9,416
Negative basis difference accreted on a straight-line basis Period	13 years		13 years
Accretion of negative basis difference	543	543	724	724	724
Undistributed earnings of joint venture in retained earnings	$ 758		$ 62	$ 67